Liquidity and Earnings (Loss) Per Share (Details) - Basic Net Loss and Diluted Net Loss Per Share - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Numerator:
Net (loss) for basic earnings per share	$ (3,343)		$ (7,020)
Less gain on change in fair value of warrant liability	0		791
Net (loss) for diluted earnings per share	$ (3,343)		$ (7,811)
Denominator:
Weighted-average basic common shares outstanding	6,849	6,395	6,811	6,062
Assumed conversion of dilutive securities:
Common stock purchase warrants	0		40
Denominator for dilutive earnings per share - adjusted weighted-average shares	6,849	6,395	6,851	6,062
Basic net (loss) per share	$ (0.49)	$ (0.21)	$ (1.03)	$ (0.46)
Diluted net (loss) per share	$ (0.49)	$ (0.21)	$ (1.14)	$ (0.46)